Loans (Troubled Debt Restructurings) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Financing Receivable, Impaired [Line Items]
Guarantee percentage of SBA Loan	90.00%
Average recorded investment	$ 4,410	$ 10,435
Impaired financing receivable, related allowance	280	842
Nonaccrual loans, TDRs	$ 153	$ 293
Number of loans modified as a TDR | loan	0	0
TDRs
Financing Receivable, Impaired [Line Items]
Average recorded investment	$ 200	$ 3,300
Impaired financing receivable, related allowance	$ 34	208
Nonperforming
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance		41
Performing
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance		$ 167